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                               SEMI-ANNUAL REPORT









================================================================================


                               Jhaveri Value Fund

================================================================================


                       A No-Load Capital Appreciation Fund



















                               September 30, 2000









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

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                               JHAVERI VALUE FUND
                                 (440) 356-1565
                            www.jhaverivaluefund.com


November 16, 2000

Dear Fellow Shareholders:

The market in the third quarter reacted to the slowing economy and the threat of a recession. As of November 15, 2000 all of the three major indices are posting negative returns year to date. The Dow Jones Industrials are down -5.4%, the S&P 500 is down -4.3% and the Nasdaq is down -22.2%. The Jhaveri Value Fund has continued to outperform all three indices throughout this year. As of November 15, 2000, JVF's Net Asset Value was $12.71 which is up 1.9% year to date.

The market has been extremely volatile during the last quarter. The Dow Jones Industrials dropped below 9,800 briefly and the Nasdaq dropped below 2900. This volatility has created many opportunities especially in the tech industry, to purchase high quality companies many of which are down over 50% from their highs.

The current market continues to be a rotationally correcting market. This means many stocks and industries are making new highs, and at the same time, many stocks and industries are making new lows. This market environment is ideal for our enhanced investment strategy. Currently we remain fully 100% invested. We are optimistic that our Investment Management Strategy will continue to perform well under the current market conditions.

Economic Outlook:

The twin engines of the economy; corporate investment and consumer spending represent more than two thirds of the economy. Evidence suggests that these twin engines made their cyclical top and are now decelerating. Analysts are weighing the economic indicators to try and determine if the economy is going to have a soft landing or is it headed for a hard landing and recession. Evidence is gathering on both sides of the equation. Our view is that a recession is not on the horizon and that this tug-of-war will be resolved positively and economic expansion will continue.

Market Outlook:

Over the last six months, the market has popped investment bubbles one by one. Telecom, internet, fiber optics, wireless communications, and the bio-tech stocks have all come down significantly from their highs. The market has been extremely volatile over the last few months. To further exacerbate this volatility is tax-loss selling by mutual funds whose tax year ends October 31. This tax-loss selling creates pockets of undervaluation and oversold conditions in good quality stocks. JVF's investment model and strategy is designed to take advantage of these opportunities. As of today, we are outperforming the Dow
Jones Industrial, S&P 500, and NASDAQ markets. We are very optimistic that we will continue this good performance through the end of this year and into the next year.

Sincerely,

/S/                                       /S/
-----------------------                   --------------------------
Ramesh C. Jhaveri                         Saumil R. Jhaveri
Chief Executive Officer                   President

==============================================================================
Jhaveri Value Fund
==============================================================================

                                                      Schedule of Investments
                                               September 30, 2000 (unaudited)
------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets                          Market Value
------------------------------------------------------------------------------

 COMMON STOCKS
 Auto Parts-Retail/Wholesale- - 0.47%
         4,000 Delphi Automotive                                  60,500
                                                              ----------

 Auto/Truck Replace/Original Parts - 1.73%
           800 Cummins Engine Co.                                 23,950
        11,400 Federal Mogul Corp.                                61,988
         7,500 GoodYear Tire & Rubber                            135,000
                                                              ----------
                                                                 220,938

 Automobile Manufacturing - 2.05%
         5,900 Daimler Chrysler Corp.                            261,901
                                                              ----------

 Banks-Money Center  - 0.41%
         1,000 Bankamerica Corp.                                  52,375
                                                              ----------

 Banks-Regional  - 4.69%
         2,500 Banc One Corp.                                     96,563
         5,600 First Union Corp.                                 180,250
         5,000 Firstar Corp.                                     111,875
         6,600 KeyCorp                                           167,063
         1,900 US Bancorp                                         43,225
                                                              ----------
                                                                 598,976

 Beverages-Alcholic/Soft Drink - 2.26%
         4,400 Coca Cola Co.                                     242,550
         1,000 Pepsico Inc                                        46,000
                                                              ----------
                                                                 288,550

 Building Products-Wood - 0.51%
         2,800 Georgia Pacific Corp.                              65,800
                                                              ----------

 Building-Construction/Prod/Mis - 1.10%
        11,800 Armstrong World Industries Inc.                   140,863
                                                              ----------

 Building-Heavy Construction - 0.73%
        15,500 Empresas Ica Socie- Dad Sa Adr*                    27,125
         2,200 Fluor Corp.                                        66,000
                                                              ----------
                                                                  93,125

 Chemicals-Diversified  - 3.10%
         3,200 Dow Chemical                                       79,800
         6,200 dupont (E.I.)  deNemours & Co.                    256,913
          1500 PPG Industries Inc.                                59,531
                                                              ----------
                                                                 396,244

 Computer Optical Recognition - 0.42%
          1500 Symbol Technologies Inc.                           53,906
                                                              ----------

 Computer Services - 0.16%
           500 Electronic Data Systems                            20,750
                                                              ----------

 Computer-Software - 5.36%
         6,000 Bmc Software*                                     114,750
         5,700 Citrix Systems*                                   114,356
         1,500 Computer Associates Int'l. Inc.                    37,781
         2,500 Compuware Corp.*                                   20,938
         6,600 Microsoft Corp.*                                  397,650
                                                              ----------
                                                                 685,475

 Computer-Local Network - 0.43%
         1,000 Cisco Systems Inc.*                                55,250
                                                              ----------

 Computer-Mainframes - 0.44%
           500 Int'l Business Machines Inc.                       56,250
         2,500 Unisys Corp.*                                      28,125
                                                              ----------
                                                                  84,375

 Computer-Mini/Micro - 1.94%
         9,000 Compaq Computer Corp.                             248,400
         5,200 Dell Computer Corp.*                              160,225
           500 Hewlett-Packard Co.                                48,500
                                                              ----------
                                                                 457,125

 Computer-Peripheral Equipment - 1.91%
         3,000 American Power Conversion Corp.*                   57,563
         2,000 Lexmark Intl Group*                                75,000
         8,200 Storage Technology                                111,213
                                                              ----------
                                                                 243,776

 Container-Metal/Glass - 0.38%
         4,500 Crown Cork & Seal Co.                              48,094
                                                              ----------

 Cosmetics & Personal Care - 2.34%
         9,700 Gillette Co.                                      299,488
                                                              ----------

 Diversified Operation - 0.38%
         1,000 Agilent Technologies*                              48,937
                                                              ----------

 Electronic Equipment - 1.03%
         3,700 Honeywell Inc.                                    131,813
                                                              ----------

 Electronic Products/Misc - 0.10%
           500 AVX Corp.                                          13,031
                                                              ----------

 Electronic-Semiconductors - 2.54%
         2,000 Intel Corp.                                        83,125
           500 LSI Logic Group*                                   14,625
         4,700 Motorola Inc.                                     132,775
         2,000 Texas Instruments Inc.                             94,375
                                                              ----------
                                                                 324,900

 Fertilizers - 0.45%
         4,000 IMC Global                                         58,000
                                                              ----------

 Finance-Savings & Loan  - 0.16%
           500 Washington Mutual                                  19,906
                                                              ----------

 Food-Misc Preperation - 7.71%
         3,600 Campbell Soup Co.                                  93,150
        28,100 Chiquita Brands Intl Inc.*                         87,812
         6,600 ConAgra Inc                                       132,413
         1,500 General Mills Inc.                                 53,250
         4,000 H.J. Heinz Co.                                    148,250
         7,500 Kellogg Co.                                       181,406
         1,200 Ralston Purina                                     28,425
         3,300 Sara Lee Corp.                                     67,031
         4,000 Unilever Nv                                       193,000
                                                              ----------
                                                                 984,737

 Hotels & Motels  - 0.36%
         4,000 Hilton Hotels Corp.                                46,250
                                                              ----------

 Housewares - 0.41%
         2,300 Newell Rubbermaid Inc.                             52,469
                                                              ----------

 Internet - 0.65%
         1,000 America Online*                                    53,750
         1,500 Safeguard Scientific*                              29,906
                                                              ----------
                                                                  83,656

 Leisure Products - 1.04%
         1,800 Galileo                                            27,900
         9,400 Mattel Inc.                                       105,163
                                                              ----------
                                                                 133,063

 Leisure Services - 1.80%
         5,000 AutoNation Inc.*                                   30,000
         1,000 Carnival Cruise Lines, Cl. A                       24,625
         2,700 Disney (Walt) Co.                                 103,275
         2,500 SABRE Holdings                                     72,344
                                                              ----------
                                                                 230,244

 Machinery-Construct/Mining/Farm - 0.66%
         2,000 Caterpillar Inc.                                   67,500
           500 Deere & Co.                                        16,625
                                                              ----------
                                                                  84,125

 Medical Instruments/Products - 1.10%
         7,000 Boston Scientific Corp.*                          115,063
           500 Medtronic Inc.                                     25,906
                                                                  ------
                                                                 140,969

 Medical-Drugs - 12.99%
         3,500 Abbott Laboratories                               166,469
         4,200 American Home Products Corp.                      237,562
         4,100 Bristol Myers Squibb Co.                          234,213
         1,700 Glaxo Wellcome Plc                                102,744
         1,100 Johnson & Johnson                                 103,331
         1,000 Lilly, Eli & Co.                                   81,125
         6,500 McKesson HBOC Inc.                                198,656
         2,700 Merck & Co. Inc.                                  200,981
         2,800 Pfizer Inc.                                       125,825
         4,500 Schering-Plough Corp.                             209,250
                                                              ----------
                                                               1,660,156

 Medical-Generic Drugs - 1.58%
         7,500 Mylan Laboratories Inc.                           202,031
                                                              ----------

 Medical Hospitals/Nursing Home - 0.21%
         1,300 Health Management Assoc. Inc. *                    27,056
                                                              ----------

 Medical/Dental-Supplies - 1.16%
         5,600 Becton Dickinson & Co.                            148,050
                                                              ----------

 Metal Ores-Gold/Non Ferrous  - 1.35%
         3,000 Aluminum Co. of America                            75,938
         6,000 Inco Ltd.*                                         96,750
                                                              ----------
                                                                 172,688

 Motor Vehicle Parts and Accessories - 0.16%
           500 Trw Inc.                                           20,313
                                                              ----------

 National Commercial Bank- 0.18%
           500 Chase Manhattan                                    23,094
                                                              ----------

 Office Equipment & Supplies - 2.50%
         6,200 Staples Inc.*                                      87,962
        15,400 Zerox Corp.                                       231,963
                                                              ----------
                                                                 319,925

 Oil & Gas-International Integrated - 2.50%
         2,816 British Petroleum Co.                             149,247
         2,000 Chevron Corp.                                     170,500
                                                              ----------
                                                                 319,747

 Oil & Gas-Us Integrated - 0.17%
         1,000 Occidental Petroleum                               21,812
                                                              ----------

 Ophthalmic Support- 0.15%
           500 Bausch & Lomb Inc.                                 19,469
                                                              ----------

 Paper & Paper Products - 0.38%
         1,700 International Paper                                48,769
                                                              ----------

 Photo Equipment & Supplies - 1.31%
         4,100 Eastman Kodak Co.                                 167,587
                                                              ----------

 Pollution Control-Eqpmt/Svcs - 2.89%
         7,000 Allied Waste*                                      64,312
        17,500 Waste Management                                  305,156
                                                              ----------
                                                                 369,468

 Retail-Apparel/Shoe - 0.95%
         6,000 Gap Inc.                                          120,750
                                                              ----------

 Retail-Consumer/Electric - 0.58%
         3,200 Circuit City Stores Inc.                           73,600
                                                              ----------

 Retail-Department Stores - 1.95%
        37,200 K Mart Corporation*                               223,200
         1,000 Target Corp.                                       25,625
                                                              ----------
                                                                 248,825

 Retail-Discount & Variety - 1.52%
         9,000 Toys-R-Us Inc.*                                   146,250
         1,000 Wal-mart Stores Inc.                               48,125
                                                              ----------
                                                                 194,375

 Retail-Food   & Restaurant - 2.33%
         5,000 McDonalds Corp.                                   150,937
         4,800 Tricon Global Rest.*                              147,000
                                                              ----------
                                                                 297,937

 Retail-Mail Order & Direct - 0.25%
         2,900 Cendant Corp.*                                     31,537
                                                              ----------

 Retail-Supermarkets - 1.22%
         6,100 Albertsons Inc.                                   128,100
         1,000 American Hoist & Derrick                           28,188
                                                              ----------
                                                                 156,288

 Retail/Wholesale Computers - 0.22%
         2,000 Ingram Micro Inc.*                                 27,500
                                                              ----------

 Rubber-Tires - 0.41%
         5,200 Cooper Tire & Rubber Co.                           52,325
                                                              ----------

 Shoes  & Related Apparel - 0.16%
           500 Nike Inc. Class B                                  20,031
                                                              ----------

 Soap & Cleaning Preperations - 2.47%
         2,400 Clorox Co.                                         94,950
         2,700 Proctor & Gamble Co.                              221,100
                                                              ----------
                                                                 316,050

 Steel-Producers  - 0.33%
         2,800 USX- U.S. Steel Group New                          42,525
                                                              ----------

 Telecommunications Cellular - 0.25%
         1,000 China Mobile LTD.*                                 32,437
                                                              ----------

 Telecommunications Equipment - 4.28%
         8,200 Lucent Technologies                               250,612
           500 Nokia Corp.                                        19,906
         4,000 Qualcom*                                          285,000
         1,000 Tellabs Inc.*                                      47,750
                                                              ----------
                                                                 603,268

 Telecommunications Services - 4.28%
         2,000 American Telephone & Telegraph                    146,875
         5,200 Sprint Corp.                                      152,425
         6,500 Telekomunik Indonesia                              40,625
         2,000 Verizon Communications                             96,875
         1,000 Vodaphone Airtouch                                 37,000
        24,000 MCI Worldcom Inc.*                                 72,900
                                                              ----------
                                                                 546,700

 Textile-Apparel/Mill Products - 0.40%
         3,600 Polo Ralph Lauren*                                 58,050
                                                              ----------

 Transport-Air Freight
         2,800 Airborne Freight Corp.                             28,525
           500 FDX Corp.*                                         22,170
                                                              ----------
                                                                  50,695

 Transportation-Airline - 0.93%
         1,800 Southwest Air Lines Co.                            43,650
         1,800 UAL Corp.                                          75,600
                                                              ----------
                                                                 119,250

 Utility-Electric Power - 0.51%
         3,000 Western Resources                                  64,875
                                                              ----------

 Utility-Telephone - 0.57%
         1,400 Alltel Corp.                                       73,062
                                                              ----------

 Miscellaneous - 0.16%
         1,000 Taiwan Semiconductor                               20,375
                                                              ----------

 Total for Common Stock - 102.92%                             13,150,231
                                                              ----------

 Money Market Funds - -4.43%
             - Firstar Treasury                                (566,425)
                                                              ----------

               Total Investments  - 98.48%                    12,583,806
                (Cost 14,185,115)

               Other Assets Less Liabilities - 1.52%             193,601


               Net Assets  - 100.00%                          12,777,407
                                                              ==========

================================================================================
Jhaveri Value Fund
================================================================================
Statement of Assets and Liabilities
    September 30, 2000 (unaudited)

Assets:
     Investment Securities at Market Value                        $12,583,806
          (Identified Cost  14,185,115)
     Receivables:
          Dividends and Interest                                       15,568
          Receivable for securities sold                              400,213
               Total Assets                                        12,999,587
Liabilities:
     Accrued Expenses                                                  26,988
     Payable for securities purchased                                 195,192
               Total Liabilities                                      222,180
Net Assets                                                        $12,777,407
Net Assets Consist of:
     Capital Paid In                                               12,491,733
     Accumulated Realized Gain (Loss) on Investments - Net          1,922,417
     Undistributed net investment income                              (35,434)
     Unrealized Depreciation in Value
          of Investments Based on Identified Cost - Net            (1,601,309)
Net Assets, for 1,045,129 Shares Outstanding                      $12,777,407
Net Asset Value and Redemption Price
     Per Share ($12,777,407/1,045,129 shares)                           12.23
Offering Price Per Share                                                12.23

================================================================================
 Jhaveri Value Fund
================================================================================
 Statement of Operations
  for six months ending September 30, 2000 (unaudited)


Investment Income:
     Dividends                                                        127,820
     Interest                                                           2,458
          Total Investment Income                                     130,278
Expenses
     Management Fees (Note 2)                                         165,712
          Total Expenses                                              165,712

Net Investment Income                                                 (35,434)

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                              587,489
     Unrealized Appreciation (Depreciation) on Investments           (856,384)
Net Realized and Unrealized Gain (Loss) on Investments               (268,895)

Net Increase (Decrease) in Net Assets from Operations                (304,329)

================================================================================
Jhaveri Value Fund
================================================================================
Statement of Changes in Net Assets (unaudited)
                                                           4/01/00      4/01/99
                                                             to           to
                                                           9/30/00      3/31/00
From Operations:
     Net Investment Income                                 (35,434)    (137,707)
     Net Realized Gain (Loss) on Investments               587,489    2,270,037
     Net Unrealized Appreciation (Depreciation)           (856,384)      76,345
     Increase (Decrease) in Net Assets from Operations    (304,329)   2,208,675
From Distributions to Shareholders
     Net Realized Gain (Loss) from Security Transactions         0     (928,093)
     Net  Increase (Decrease) from Distributions                 0     (928,093)
From Capital Share Transactions:
     Proceeds From Sale of Shares                          109,974    1,931,886
     Shares Issued on Reinvestment of Dividends                  0      928,093
     Cost of Shares Redeemed                              (259,510)  (3,136,312)
Net Increase from Shareholder Activity                    (149,536)    (276,333)

Net Increase  in Net Assets                               (453,865)   1,004,249

Net Assets at Beginning of Period                       13,231,272   12,227,023

Net Assets at End of Period                             12,777,407   13,231,272

Share Transactions:
     Issued                                                  8,812      159,823
     Reinvested                                                  -       77,991
     Redeemed                                              (20,819)    (256,572)
Net increase (decrease) in shares                          (12,007)     (18,758)
Shares outstanding beginning of period                   1,057,136    1,075,894
Shares outstanding end of period                         1,045,129    1,057,136

================================================================================
 Jhaveri Value Fund
================================================================================
Financial Highlights (unaudited)
Selected data for a share outstanding throughout the period:

                                           4/01/00  4/01/99  4/01/98  4/01/97  4/01/96
                                             to       to       to       to       to
                                           9/30/00  3/31/00  3/31/99  3/31/98  3/31/97
Net Asset Value -
     Beginning of Period                    12.52    11.36    14.07    12.64    12.38
Net Investment Income                       (0.03)   (0.13)   (0.17)   (0.09)   (0.11)
Net Gains or Losses on Securities
     (realized and unrealized)              (0.26)    2.25    (2.33)    3.97     1.27
Total from Investment Operations            (0.29)    2.12    (2.50)    3.88     1.16

Dividends (from net investment income)       0.00     0.00     0.00     0.00     0.00
Distributions (from capital gains)           0.00    (0.96)   (0.21)   (2.45)   (0.90)
     Total Distributions                     0.00    (0.96)   (0.21)   (2.45)   (0.90)
Net Asset Value -
     End of Period                          12.23    12.52    11.36    14.07    12.64
Total Return                                (2.32)%  19.08%  (17.66)%  33.74%    9.23%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)     12,777   13,231   12,227   16,174   11,104

Ratio of Expenses to Average Net Assets      2.50%    2.50%    2.50%    2.50%    2.50%
Ratio of Net Income to Average Net Assets   (0.54)%  (1.03)%  (1.43)%  (0.70)%  (0.87)%
Portfolio Turnover Rate                    107.41%  130.85%   83.09%   58.92%   54.48%

================================================================================
JHAVERI VALUE FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                  SEPTEMBER 30, 2000 (UNAUDITED)


Note 1. Organization
The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund's investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser.

Note 2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Agreement
The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ending September 30, 2000, the Adviser has received a fee of $165,712 from the Fund.

Note 4. Distributions to Shareholders
On December 15, 1999, a Short-term capital gain distribution of $0.9581 aggregating ($928,093) was declared from net realized gains from investment transactions during 1999. The dividend was paid December 15, 1999, to shareholders of record on December 14, 1999.

Note 5. Investments
For the six months ending September 30, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $7,548,767 and $7,130,033 respectively. The gross unrealized appreciation for all securities totaled $961,699 and the gross unrealized depreciation for all securities totaled $(2,563,010) or a net unrealized depreciation of $(1,601,309). The aggregate cost of securities for federal income tax purposes at September 30, 2000 was $14,185,116.



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================================================================================
JHAVERI VALUE FUND
================================================================================

                                Board of Trustees
                                Ramesh C. Jhaveri
                                Saumil R. Jhaveri
                                 Mukul M. Mehta
                                James F. Mueller
                                David R. Zavagno

                               Investment Adviser
                          Investments Technology, Inc.
                               18820 High Parkway
                               Cleveland, OH 44116

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           1301 E. 9th St., Suite 1005
                              Cleveland, Ohio 44114

                                    Custodian
                               Firstar Bank, N.A.
                                 P.O. Box 640994
                           Cincinnati, Ohio 45264-0994

                                     Counsel
                         Brown, Cummins & Brown Co., LPA
                                3500 Carew Tower
                             Cincinnati, Ohio 45202

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145


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